Significant Accounting Policies, Recent Accounting Pronouncements - Not Yet Adopted (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
JDH Notes [Member]
Recent Accounting Pronouncements - Not Yet Adopted [Abstract]
Unamortized BCF subject to change recorded in equity	$ 10,949	$ 18,360